STOCKHOLDERS' DEFICIT (Details)	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Shareholders' Equity (Deficit)
Common stock, shares authorized	185,000,000.0	185,000,000.0	185,000,000.0
Common stock, par value | $ / shares	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	153,600,000	153,549,011	153,539,011
Common stock, shares outstanding	153,300,000	153,313,505	153,303,505
Number of vote entitled to		1
Shares underlying outstanding equity awards		29,906,466	26,960,954
Shares available for future equity awards		1,916,140	3,871,654
Total		31,822,606	30,832,608